Shareholders' Equity - Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	Nov. 30, 2015	Nov. 30, 2014
Equity [Abstract]
Cumulative foreign currency translation adjustments, net	$ (1,591)	$ (512)
Unrecognized pension expenses	(82)	(90)
Unrealized losses on marketable securities	(3)	(5)
Net losses on cash flow derivative hedges	(65)	(9)
Accumulated other comprehensive (loss) income	$ (1,741)	$ (616)